Revenue (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenue from Contracts with Customers

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Revenue from contracts with customers	18,480,027	20,337,881	23,011,381

Summary of Contract Assets and Liabilities
The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2019	December 31, 2019	December 31, 2020
	NT$000	NT$000	NT$000
Contract assets	299,835	377,869	389,016

Contract liabilities (Advance payments)	1,432	1,231	—